SCHEDULE OF AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Net loss (gain)	$ 294	$ (1,445)
Prior service cost	136	140
Other comprehensive loss (income)	$ 430	$ (1,305)